Consolidated Statements of Financial Position (Parenthetical)	May 31, 2012 USD ($)	May 31, 2012 CAD	May 31, 2011 USD ($)	May 31, 2011 CAD	May 31, 2010 USD ($)	May 31, 2010 CAD
Statement of Financial Position [Abstract]
Common shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common shares, par value
Common shares, issued	72,678,605	72,678,605	72,103,605	72,103,605	67,463,446	67,463,446
Common shares, outstanding	72,678,605	72,678,605	72,103,605	72,103,605	67,463,446	67,463,446
Preferred shares, authorized	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value		1		1		1